Stock-Based Compensation Plans - Narrative (Details)	Feb. 06, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, incremental annual increase to number of shares authorized (in shares)	10,500,000
Share repurchase program, incremental annual increase to number of shares authorized, percent of shares outstanding	3.00%
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	33,500,000